INCOME TAXES - Income Tax (Provision) Benefit (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Current:
Domestic - Luxembourg	$ (3,937)	$ (3,576)
Deferred:
Domestic - Luxembourg	705	(5,033)
Income tax provision	(3,232)	(8,609)
Domestic - Luxembourg
Current:
Domestic - Luxembourg	0	(2,158)
Deferred:
Domestic - Luxembourg	(140)	224
Foreign - U.S. federal
Current:
Foreign	(432)	4,992
Deferred:
Foreign	519	(2,808)
Foreign - U.S. state
Current:
Foreign	(308)	(322)
Deferred:
Foreign	836	(465)
Foreign - non-U.S.
Current:
Foreign	(3,197)	(6,088)
Deferred:
Foreign	$ (510)	$ (1,984)